Property & Equipment	6 Months Ended	12 Months Ended
	Feb. 29, 2020	Aug. 31, 2019
Proceeds from Sale of Property, Plant, and Equipment [Abstract]
Property & Equipment

10.         Property & Equipment

Quarter Ended February 29, 2020	Cost	Period Amortization	Accumulated Amortization	Net Balance February 29 2020
	$	$	$	$
Leasehold improvements	259,981	(26,249)	(59,592)	200,389
Computers	63,964	(9,841)	(22,028)	41,936
Furniture fixtures equipment	34,220	(3,518)	(9,580)	24,640
Lab equipment	291,235	(13,467)	(20,013)	271,223
	649,400	(53,075)	(111,213)	538,188

				Net Balance
Year Ended August 31, 2019	Cost	Period Amortization	Accumulated Amortization	August 31, 2019
	$	$	$	$
Leasehold improvements	259,981	(33,342)	(33,342)	226,639
Computers	63,964	(12,187)	(12,187)	51,777
Furniture fixtures equipment	34,220	(4,205)	(6,062)	28,158
Lab equipment	291,235	(6,546)	(6,546)	284,689
	649,400	(56,281)	(58,137)	591,263

10.	Property & Equipment

	Cost	Period Amortization	Accumulated Amortization	Net Balance August 31, 2018
	$	$	$	$
Equipment	3,094	(619)	(1,857)	1,237
	3,094	(619)	(1,857)	1,237

	Cost	Period Amortization	Accumulated Amortization	Net Balance August 31, 2019
	$	$	$	$
Leasehold improvements	259,981	(33,342)	(33,342)	226,639
Computers	63,964	(12,187)	(12,187)	51,777
Furniture fixtures equipment	34,220	(4,205)	(6,062)	28,158
Lab equipment	291,235	(6,546)	(6,546)	284,689
	649,400	(56,281)	(58,137)	591,263